Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Debt and Lease Liabilities
Schedule of debt and lease liabilities outstanding

	2023									2022
	Effective	Interest				Finance		Principal, Net		Principal, Net
	Interest Rate	Payable		Principal		Costs		of Finance Costs		of Finance Costs
U.S. dollar Senior Notes:
6.625% Senior Notes due 2025 (1)	7.60%	Ps.	61,540	Ps.	3,715,634	Ps.	(61,080)	Ps.	3,654,554	Ps.	5,142,689
4.625% Senior Notes due 2026 (1)	5.03%		87,260		3,512,139		(7,218)		3,504,921		5,828,311
8.5% Senior Notes due 2032 (1)	9.00%		131,932		5,079,750		(37,153)		5,042,597		5,826,463
6.625% Senior Notes due 2040 (1)	7.05%		306,619		10,159,500		(146,908)		10,012,592		11,577,854
5% Senior Notes due 2045 (1)	5.39%		96,684		13,387,004		(471,739)		12,915,265		16,997,261
6.125% Senior Notes due 2046 (1)	6.47%		457,874		14,893,353		(130,002)		14,763,351		17,418,690
5.250% Senior Notes due 2049 (1)	5.59%		58,754		11,191,163		(319,790)		10,871,373		13,402,350
Total U.S. dollar debt			1,200,663		61,938,543		(1,173,890)		60,764,653		76,193,618

Mexican peso debt:
8.79% Notes due 2027 (2)	8.84%		98,888		4,500,000		(11,628)		4,488,372		4,488,597
8.49% Senior Notes due 2037 (1)	8.94%		49,879		4,500,000		(16,245)		4,483,755		4,489,547
7.25% Senior Notes due 2043 (1)	7.92%		43,883		6,225,690		(64,543)		6,161,147		6,451,645
Bank loans (3)	12.76%		90,686		10,000,000		(12,068)		9,987,932		9,967,243
Bank loans (Sky) (4)	12.41%		22,767		2,650,000		—		2,650,000		3,650,000
Total Mexican peso debt			306,103		27,875,690		(104,484)		27,771,206		29,047,032
Total debt (5)			1,506,766		89,814,233		(1,278,374)		88,535,859		105,240,650
Less: Current portion of long-term debt			1,506,766		10,000,000		(12,068)		9,987,932		1,000,000
Long-term debt, net of current portion		Ps.	—	Ps.	79,814,233	Ps.	(1,266,306)	Ps.	78,547,927	Ps.	104,240,650

									2023		2022
Lease liabilities:
Satellite transponder lease agreement (6)								Ps.	1,994,437	Ps.	2,807,184
Telecommunications network lease agreement (7)									573,761		608,250
Other lease liabilities (8)									4,723,352		4,953,638
Total lease liabilities									7,291,550		8,369,072
Less: Current portion									1,280,932		1,373,233
Lease liabilities, net of current portion								Ps.	6,010,618	Ps.	6,995,839

(1)	The Senior Notes due between 2025 and 2049, in the aggregate outstanding principal amount of U.S.$3,658 million and U.S.$3,958 million as of December 31, 2023 and 2022, respectively, and Ps.10,725,690 and Ps.11,000,000 as of December 31, 2023 and 2022, respectively, are unsecured obligations of the Company, rank equally in right of payment with all existing and future unsecured and unsubordinated indebtedness of the Company, and are junior in right of payment to all of the existing and future liabilities of the Company’s subsidiaries. Interest rate on the Senior Notes due 2025, 2026, 2032, 2037, 2040, 2043, 2045, 2046 and 2049, including additional amounts payable in respect of certain Mexican withholding taxes, is 6.97%, 4.86%, 8.94%, 8.93%, 6.97%, 7.62%, 5.26%, 6.44% and 5.52% per annum, respectively, and is payable semi-annually. These Senior Notes may not be redeemed prior to maturity, except: (i) in the event of certain changes in law affecting the Mexican withholding tax treatment of certain payments on the securities, in which case the securities will be redeemable, in whole or in part, at the option of the Company; and (ii) in the event of a change of control, in which case the Company may be required to redeem the securities at 101% of their principal amount. Also, the Company may, at its own option, redeem the Senior Notes due 2025, 2026, 2037, 2040, 2043, 2046 and 2049, in whole or in part, at any time at a redemption price equal to the greater of the principal amount of these Senior Notes or the present value of future cash flows, at the redemption date, of principal and interest amounts of the Senior Notes discounted at a fixed rate of comparable U.S. or Mexican sovereign bonds. The Senior Notes due 2026, 2032, 2040, 2043, 2045, 2046 and 2049 were priced at 99.385%, 99.431%, 98.319%, 99.733%, 96.534%, 99.677% and 98.588%, respectively, for a yield to maturity of 4.70%, 8.553%, 6.755%, 7.27%, 5.227%, 6.147% and 5.345%, respectively. The Senior Notes due 2025 were issued in two aggregate principal amounts of U.S.$400 million and U.S.$200 million, and were priced at 98.081% and 98.632%, respectively, for a yield to maturity of 6.802% and 6.787%, respectively. The terms of these Senior Notes contain covenants that limit the ability of the Company and certain restricted subsidiaries, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations, and similar transactions. The Senior Notes due 2025, 2026, 2032, 2037, 2040, 2045, 2046 and 2049, are registered with the U.S. Securities and Exchange Commission (“SEC”). The Senior Notes due 2043 are registered with both the SEC and the Mexican Banking and Securities Commission (“Comisión Nacional Bancaria y de Valores” or “CNBV”). In March 2022, the Company completed a partial redemption of U.S.$200 million aggregate principal amount of its 6.625% Senior Notes due 2025, in the aggregate amount of U.S.$221.3 million, including U.S.$220.9 million of the applicable redemption price and U.S.$0.4 million of accrued and unpaid interest on the redemption date. In August 2022, the Company concluded a tender offer to purchase in cash a principal amount of U.S.$133.6 million of its 6.625% Senior Notes due 2025, U.S.$110.6 million of its 5.000% Senior Notes due 2045, and U.S.$47.8 million of its 5.250% Senior Notes due 2049, for an aggregate principal amount of U.S.$292.0 million. The aggregate tender consideration paid amounted to U.S.$294.8 million plus U.S.$5.5 million of accrued and unpaid interest on the settlement date. In the first, second and third quarter of 2023, the Company repurchased a portion of its outstanding Senior Notes due 2043 in the aggregate principal amount of Ps.274,310 and recognized a gain on extinguishment of debt in the amount of Ps.98,692, which was recognized in finance expense, net, in the Group’s consolidated statement of income for the year ended December 31, 2023. In August 2023, the Company concluded tender offers to purchase for cash a portion of its Senior Notes due 2025, 2026, 2045, 2046 and 2049, in the principal amount of U.S.$47.0 million, U.S.$92.6 million, U.S.$98.7 million, U.S.$20.4 million and U.S.$41.3 million, respectively, for an aggregate principal amount of U.S.$300.0 million. The Company paid for these tender offers cash in the aggregate amount of U.S.$274.9 million (Ps.4,718,251), plus related premiums of U.S.$6.2 million (Ps.106,505) and recognized a gain on extinguishment of debt in the amount of U.S.$18.9 million (Ps.324,512), which was recognized in finance expense, net, in the Group’s consolidated statement of income for the year ended December 31, 2023. In the second and third quarters of 2023, the Company repurchased a portion of its outstanding Senior Notes due 2043 in the aggregate principal amount of Ps.274,310, the Company paid for this repurchase an aggregate cash amount of Ps.174,785, plus related accrued interest of Ps.6,946, and recognized a gain on extinguishment of debt in the amount of Ps.92,579, which was recognized in finance expense, net, in the Group’s consolidated statement of income for the year ended December 31, 2023 (see Note 23).
(2)	In 2017, the Company issued Notes (“Certificados Bursátiles”) due 2027, through the BMV in the aggregate principal amount of Ps.4,500,000, with interest payable semi-annually at an annual rate of 8.79%. The Company may, at its own option, redeem the Notes due 2027, in whole or in part, at any semi-annual interest payment date at a redemption price equal to the greater of the principal amount of the outstanding Notes and the present value of future cash flows, at the redemption date, of principal and interest amounts of the Notes discounted at a fixed rate of comparable Mexican sovereign bonds. The terms of the Notes due 2027 contain covenants that limit the ability of the Company and certain restricted subsidiaries appointed by the Company’s Board of Directors, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations, and similar transactions.
(3)	In February and March 2022, the Company prepaid all of its outstanding long-term bank loans with original maturities between 2022 and 2023, in the aggregate principal amount of Ps.6,000,000 and paid related accrued interest in the aggregate amount of Ps.37,057. In July 2019, the Company entered into a credit agreement for a five-year term loan with a syndicate of banks in the aggregate principal amount of Ps.10,000,000. The funds from this loan were used for general corporate purposes, including the refinancing of the Company’s indebtedness. This loan bears interest payable on a monthly basis at a floating rate based on a spread of 105 or 130 basis points over the 28-day TIIE rate depending on the Group’s net leverage ratio. The credit agreement of this syndicated loan requires the maintenance of financial ratios related to indebtedness and interest expense.
(4)	In March 2016, Sky entered into long-term credit agreements with two Mexican banks in the aggregate principal amount of Ps.5,500,000, with maturities between 2021 and 2023, and interest payable on a monthly basis with an annual interest rate in the range of 7.0% and 7.13%. In 2020 and 2021, Sky prepaid a portion of these loans in the aggregate principal amount of Ps.4,500,000. In December 2021, Sky entered into long-term credit agreement with a Mexican Bank in the aggregate principal amount of Ps.2,650,000, with interest payable on a monthly basis and maturity in December 2026, which included a Ps.1,325,000 loan with an annual interest rate of 8.215% and a Ps.1,325,000 loan with an annual interest rate of 28-day TIIE plus 90 basis points. The funds from these loans were used for general corporate purposes, including the prepayment of Sky´s indebtedness. Under the terms of this credit agreement, Sky is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with a restrictive covenant on spin-offs, mergers and similar transactions. In March 2023, upon the maturity of loans with two Mexican banks, Sky repaid the remaining portions of these loans in the aggregate principal amount of Ps.1,000,000 with (i) available cash on hand in the amount of Ps.600,000 and (ii) funds from a revolving credit facility in the principal amount of Ps.400,000, plus interest payable on a monthly basis at the annual interest rate of TIIE plus 0.85% with a maturity in 2028.
(5)	Principal amount of total debt as of December 31, 2022, is presented net of unamortized finance costs in the aggregate amount of Ps.994,735.
(6)	In March 2010, Sky entered into a lease agreement with Intelsat Global Sales & Marketing Ltd. (“Intelsat”) by which Sky is obligated to pay at an annual interest rate of 7.30%, a monthly fee through 2027 of U.S.$3.0 million for satellite signal reception and retransmission service from 24 KU-band transponders on satellite IS-21, which became operational in October 2012. The service term for IS-21 will end at the earlier of: (a) the end of 15 years; or (b) the date IS-21 is taken out of service (see Note 12).
(7)	Lease agreement entered into by a subsidiary of the Company and GTAC for the right to use certain capacity of a telecommunications network through 2030 (see Note 20).
(8)	Lease liabilities recognized beginning on January 1, 2019, under IFRS 16 Leases, in the aggregate amount of Ps.4,723,352 and Ps.4,953,638, as of December 31, 2023 and 2022, respectively. These lease liabilities have terms which will expire at various dates between 2024 and 2051.

Schedule of outstanding principal amounts of hedged items

	December 31, 2023				December 31, 2022
	Millions of		Thousands of		Millions of		Thousands of
Hedged Items	U.S. Dollars		Mexican Pesos		U.S. Dollars		Mexican Pesos
Investment in shares of TelevisaUnivision (net investment hedge)	U.S.$	2,499.7	Ps.	42,326,344	U.S.$	2,538.8	Ps.	49,446,349
Open-Ended Fund (foreign currency fair value hedge)		39.8		674,451		39.7		773,209
Total	U.S.$	2,539.5	Ps.	43,000,795	U.S.$	2,578.5	Ps.	50,219,558

Schedule of foreign exchange gain or loss derived from senior notes designated as a hedge

Foreign Exchange Gain or Loss Derived from Senior Notes Designated as Hedging Instruments	2023		2022
Recognized in:
Comprehensive gain	Ps.	6,683,712	Ps.	3,375,804
Total foreign exchange gain derived from hedging Senior Notes	Ps.	6,683,712	Ps.	3,375,804
Offset against:
Foreign currency translation loss derived from the hedged net investment in shares of TelevisaUnivision	Ps.	(6,585,695)	Ps.	(3,261,758)
Foreign exchange loss derived from the hedged Open-Ended Fund		(98,017)		(114,046)
Total foreign currency translation and foreign exchange loss derived from hedged assets	Ps.	(6,683,712)	Ps.	(3,375,804)

Schedule of debt maturities

Debt maturities for the years subsequent to December 31, 2023, are as follows:

			Unamortized
	Nominal		Finance Costs
2024	Ps.	10,000,000	Ps.	12,068
2025		3,715,634		61,080
2026		6,162,139		7,218
2027		4,500,000		11,628
2032		5,079,750		37,153
Thereafter		60,356,710		1,149,227
	Ps.	89,814,233	Ps.	1,278,374

Schedule of future minimum payments under lease liabilities

Future minimum payments under lease liabilities for the years subsequent to December 31, 2023, are as follows:

2024	Ps.	1,879,155
2025		1,765,091
2026		1,728,925
2027		1,475,744
2028		791,723
Thereafter		2,429,170
		10,069,808
Less: Amount representing interest		(2,778,258)
	Ps.	7,291,550

Schedule of reconciliation of long-term debt and lease liabilities arising from financing activities

			Cash Flow		Non-Cash Changes
									Foreign
	Balance as of				New Debt		Net Gain of		Exchange				Balance as of
	January 1, 2023		Payments		and Leases		Prepayment		Income		Interest		December 31, 2023
Debt	Ps.	106,235,385	Ps.	(5,899,981)	Ps.	—	Ps.	(523,628)	Ps.	(9,997,543)	Ps.	—	Ps.	89,814,233
Lease liabilities		8,369,072		(1,793,602)		619,652		—		(352,172)		448,600		7,291,550
Total debt and lease liabilities	Ps.	114,604,457	Ps.	(7,693,583)	Ps.	619,652	Ps.	(523,628)	Ps.	(10,349,715)	Ps.	448,600	Ps.	97,105,783

			Cash Flow		Non-Cash Changes
									Foreign
	Balance as of				Discontinued		New Debt		Exchange				Balance as of
	January 1, 2022		Payments		Operations		and Leases		Income		Interest		December 31, 2022
Debt	Ps.	126,999,199	Ps.	(16,709,984)	Ps.	—	Ps.	—	Ps.	(4,053,830)	Ps.	—	Ps.	106,235,385
Lease liabilities		9,680,559		(1,690,311)		(485,362)		590,532		(179,817)		453,471		8,369,072
Total debt and lease liabilities	Ps.	136,679,758	Ps.	(18,400,295)	Ps.	(485,362)	Ps.	590,532	Ps.	(4,233,647)	Ps.	453,471	Ps.	114,604,457